Stockholders' Equity (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 20, 2018	Mar. 31, 2019	Aug. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Jun. 29, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007
Preferred stock, shares authorized		50,000,000		50,000,000					50,000,000		50,000,000	50,000,000
Preferred stock, par value		$ 0.001		$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued				46,612					46,612
Preferred stock, shares outstanding				46,612					46,612
Number of shares issued during period											59,215,648
Number of shares issued during period, value							$ 325,000	$ 325,000			$ 825,000
Settlement of debt				$ 812,111			1,281,477		$ 829,937	$ 1,281,477	2,018,791	$ 19,387
Related party debt settled									3,036,216	1,369,500	$ 2,192,160	1,367,168
Number of shares issued for employees for services and compensation, shares						21,000,000					522,000,000
Number of shares issued for employees for services and compensation											$ 4,561,500
Stock issued to an employee for compensation, values				376,282	$ 418,954		$ 1,515,915				3,098,643	6,787,600
Number of common stock repurchased					$ 272						102
Reduction of common stock, value											200,000
Reduction of additional paid on capital											3,180,000
Reduction of prepaid assets											3,380,000
Beneficial conversion feature											1,000,000
Common stock average closing price													$ 0.02
Accounts payable and accrued liabilities													$ 626,388
Increase in additional paid-in capital											101,387		$ 525,000
Prepaid assets		$ 6,685,970		818,749					818,749		5,309,512	6,685,970
Offering costs				$ (20,994)				$ 101,387	$ 6		$ 101,387	$ 525,000
Common stock, shares issued		2,640,161,318		2,929,481,329					2,929,481,329		3,214,490,408	2,640,161,318
Common stock, shares outstanding		2,640,161,318		2,929,481,329					2,929,481,329		3,214,490,408	2,640,161,318
Shares granted in period
Nonqualified Plan [Member]
Number of shares authorized															65,000
Shares granted in period											47,500
Qualified Plan [Member]
Number of shares authorized														125,000
Shares granted in period											42,500
Convertible Promissory Note [Member]
Number of common stock repurchased, shares											5,150
Number of common stock repurchased											$ 102
Number of common stock cancelled, shares											22,500,000
Employees [Member]
Number of shares issued for employees for services and compensation, shares											15,618,592
Number of shares issued for employees for services and compensation											$ 261,800
Stock issued to an employee for compensation, values											2,836,843
Remaining common stock issued to employees compensation											1,724,657
Reduction of common stock, value											22,500
Stock based compensation expense											$ 0	$ 0
Settlement Agreement [Member]
Number of shares issued during period											200,000,000
Repayment of convertible promissory note											$ 3,600,000
Settlement of debt											500,000
Related party debt settled											$ 4,100,000
Joint Venture Agreement [Member]
Number of common stock cancelled, shares											200,000,000
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | United Games, LLC and United League, LLC [Member]
Stock issued to an employee for compensation, values		$ 17,600	$ 10,000
Common stock issued for acquisition												50,000,000
Stock issued to an employee for compensation		1,000,000	1,000,000
Stock based compensation expense		$ 2,933	$ 10,000
Prepaid assets		14,667										$ 14,667
Third Party Agreement [Member]
Number of shares issued during period												400,000,000
Number of shares issued during period, value												$ 6,760,000
Number of common stock repurchased, shares												7,000,000
Number of common stock repurchased												$ 91,000
Stock based compensation expense												96,307
Prepaid assets		$ 6,663,693										$ 6,663,693
Forfeiture period												5 years
Stock issued as commitment fee in conjunction with debt arrangement, value												$ 69,871
Stock issued as commitment fee in conjunction with debt arrangement												22,500,000
Common Stock Purchase Agreement [Member]
Number of shares issued during period, value												$ 1,000,000
Increase in additional paid-in capital												$ 3,000
Offering costs, shares												3,000,000
Offering costs												$ 3,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized											2,000,000
Cumulative dividends annual rate percentage											12.00%
Liquidation price per share											$ 1.20
Conversion of stock											500